OBLIGATIONS UNDER CAPITAL LEASE (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equipment [Member]
Capital Lease Obligation [Line Items]
Capital Leased Assets, Gross	$ 120,000	$ 186,000
Capital Leases, Income Statement, Amortization Expense	$ 32,000	$ 19,000
Minimum [Member]
Capital Lease Obligation [Line Items]
Interest Rate on Capital Leases	7.60%
Maximum [Member]
Capital Lease Obligation [Line Items]
Interest Rate on Capital Leases	7.90%